SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Available-for-sale securities, Fair Value	$ 205	$ 189
Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Available-for-sale securities, Fair Value	39
Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, Fair Value	0
Fair Value, Inputs, Level 1 [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Available-for-sale securities, Fair Value	0
Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value	205
Fair Value, Inputs, Level 2 [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Available-for-sale securities, Fair Value	39
Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, Fair Value	0
Fair Value, Inputs, Level 3 [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Available-for-sale securities, Fair Value	0
Residential Mortgage Backed Securities [Member]
Available-for-sale securities, Fair Value	166	189
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, Fair Value	0	0
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value	166	189
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, Fair Value	$ 0	$ 0